Accounts Receivable, Net (Details) - Schedule of analysis of the allowance for doubtful accounts ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Analysis Of The Allowance For Doubtful Accounts Abstract
Balance, beginning of year	¥ 2,215	$ 331	¥ 3,813
Additions (recovery)	3,094	462	(1,592)
Exchange difference	53	8	(6)
Balance, end of year	¥ 5,362	$ 801	¥ 2,215